Form N-1A Cover	Jun. 26, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Document Creation Date	Jun. 26, 2026
Document Effective Date	Jun. 26, 2026
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Jun. 30, 2026